Financial Risk Management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 22,152	₨ 21,615
Cash and bank balances
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	4,098	6,304
Restricted cash
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	974	454
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	12,648	10,916
Other financial assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	3,027	2,712
Investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 1,405	₨ 1,229